Retirement Plans and Postretirement Costs (Tables)	12 Months Ended
Jul. 03, 2016
Compensation And Retirement Disclosure [Abstract]
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax

Amounts included in accumulated other comprehensive loss, net of tax, at July 3, 2016, which have not yet been recognized in net periodic benefit cost were as follows (thousands of dollars):

	Pension and SERP	Postretirement
Prior service cost (credit)	$14	$(1,246)
Net actuarial loss	23,125	2,625
	$23,139	$1,379

Amounts Included in Accumulated Other Comprehensive Loss Expected to be Recognized, Net of Tax

Prior service cost (credit) and unrecognized net actuarial losses included in accumulated other comprehensive loss at July 3, 2016 which are expected to be recognized in net periodic benefit cost in fiscal 2017, net of tax, for the pension, SERP and postretirement plans are as follows (thousands of dollars):

	Pension and SERP	Postretirement
Prior service cost (credit)	$7	$(481)
Net actuarial loss	2,033	339
	$2,040	$(142)

Summary of Pension Supplemental Executive Retirement Plan and Postretirement Plans Income and Expense

The following tables summarize the pension, SERP and postretirement plans’ income and expense, funded status and actuarial assumptions for the years indicated (thousands of dollars). We use a June 30 measurement date for our pension and postretirement plans.

	Pension and SERP Benefits			Postretirement Benefits
	Years Ended			Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014	July 3, 2016	June 28, 2015	June 29, 2014
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	$50	$64	$217	$12	$14	$15
Interest cost	4,387	4,173	4,407	87	114	157
Expected return on plan assets	(5,509)	(6,174)	(6,442)	—	—	—
Amortization of prior service cost (credit)	11	11	12	(764)	(764)	(764)
Amortization of unrecognized net loss	2,443	2,775	2,665	616	693	847
Net periodic benefit cost (credit)	$1,382	$849	$859	$(49)	$57	$255

	Pension and SERP Benefits		Postretirement Benefits
	2016	2015	2016	2015
WEIGHTED-AVERAGE ASSUMPTIONS:
Benefit Obligations:
Discount rate	3.79%	4.53%	3.79%	4.53%
Rate of compensation increases - SERP	3.0%	3.0%	n/a	n/a
Net Periodic Benefit Cost:
Discount rate	4.53%	4.39%	4.53%	4.39%
Expected return on plan assets	5.45%	6.5%	n/a	n/a
Rate of compensation increases - SERP	3.0%	3.0%	n/a	n/a
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$99,329	$97,445	$2,179	$2,929
Service cost	50	64	12	14
Interest cost	4,387	4,173	87	114
Actuarial loss (gain)	6,783	2,118	(281)	(189)
Benefits paid	(4,397)	(4,471)	(395)	(689)
Benefit obligation at end of year	$106,152	$99,329	$1,602	$2,179
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$105,472	$104,340	$—	$—
Actual return on plan assets	371	2,450	—	—
Employer contribution	3,014	3,153	395	689
Benefits paid	(4,397)	(4,471)	(395)	(689)
Fair value of plan assets at end of year	$104,460	$105,472	$—	$—
Funded status – (accrued) prepaid benefit obligations	$(1,692)	$6,143	$(1,602)	$(2,179)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	$72	$7,733	$—	$—
Accrued payroll and benefits (current liabilities)	(299)	(259)	(340)	(522)
Accrued benefit obligations (long-term liabilities)	(1,465)	(1,331)	(1,262)	(1,657)
Net amount recognized	$(1,692)	$6,143	$(1,602)	$(2,179)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost (credit)	$1,382	$849	$(49)	$57
Net actuarial loss (gain)	11,921	5,843	(281)	(189)
Amortization of prior service (cost) credits	(11)	(11)	764	764
Amortization of unrecognized net loss	(2,443)	(2,775)	(616)	(693)
Total recognized in other comprehensive loss (income), before tax	9,467	3,057	(133)	(118)
Total recognized in net periodic benefit cost and other comprehensive loss (income), before tax	$10,849	$3,906	$(182)	$(61)

The Accumulated Benefit Obligations and Projected Benefit Obligations for the Pension and SERP

The following table summarizes the accumulated benefit obligations and projected benefit obligations for the pension and SERP (thousands of dollars):

	Pension		SERP
	July 3, 2016	June 28, 2015	July 3, 2016	June 28, 2015
Accumulated benefit obligation	$104,388	$97,739	$1,435	$1,245
Projected benefit obligation	$104,388	$97,739	$1,764	$1,590

Significant Effect of Health Care Trend on the Postretirement Benefit

The health care cost trend assumption has a significant effect on the postretirement benefit amounts reported. A 1% change in the health care cost trend rates would have the following effects (thousands of dollars):

	1% Increase	1% Decrease
Effect on total of service and interest cost components in fiscal 2016	$1	$(1)
Effect on postretirement benefit obligation as of July 3, 2016	$13	$(12)

Schedule of Asset Allocations of Pension Plan

The pension plan weighted-average asset allocations by asset category were as follows for 2016 and 2015:

	Target Allocation	July 3, 2016	June 28, 2015
Equity investments	35%	38%	35%
Fixed-income Investments	30	27	26
Cash	35	35	39
Total	100%	100%	100%

The following is a summary, by asset category, of the fair value of pension plan assets at the June 30, 2016 and June 30, 2015 measurement dates (thousands of dollars):

	June 30, 2016				June 30, 2015
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$—	$36,706	$—	$36,706	$—	$41,241	$—	$41,241
Equity Securities/Funds:
Small Cap	1,714	—	—	1,714	—	—	—	—
Mid Cap	12,341	—	—	12,341	10,766	—	—	10,766
Large Cap	18,678	—	—	18,678	17,965	—	—	17,965
International	7,132	—	—	7,132	8,483	—	—	8,483
Fixed Income: Bond Funds/Bonds	4,837	23,052	—	27,889	5,041	21,925	—	26,966
Hedge Funds	—	—	—	—	—	—	51	51
Total	$44,702	$59,758	$—	$104,460	$42,255	$63,166	$51	$105,472

Changes in Level 3 Investments for the Pension Plan Assets

The following table summarizes the changes in Level 3 investments for the pension plan assets during the measurement year ended June 30, 2016 (thousands of dollars):

			Realized and
	Fair Value	Net Purchases	Unrealized	Fair Value
	June 28, 2015	and Sales	Gain, net	July 3, 2016
Hedge Funds	$51	$(51)	$—	$—

Expected Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the fiscal years noted below (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
2017	$5,181	$340
2018	$5,185	$299
2019	$5,462	$240
2020	$5,802	$176
2021	$6,363	$151
2022-2026	$30,667	$398

Schedule of 401(k) Plan Contribution	Our contributions to the 401(k) Plan were as follows (thousands of dollars):
	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
Company Contributions	$1,783	$1,729	$1,605